RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Restricted Cash [Abstract]
Summary of restricted cash
The company’s restricted cash as at December 31 is as follows:

(MILLIONS)	2020	2019
Operations	$123	$125
Credit obligations	72	119
Capital expenditures and development projects	34	21
Total	229	265
Less: non-current	(75)	(104)
Current	$154	$161